Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.51657%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$432,667.22

Principal:
Principal Collections	$8,922,735.86
Prepayments in Full	$3,563,092.74
Liquidation Proceeds	$69,627.67
Recoveries	$37,356.63
Sub Total	$12,592,812.90
Collections	$13,025,480.12

Purchase Amounts:
Purchase Amounts Related to Principal	$93,926.29
Purchase Amounts Related to Interest	$164.12
Sub Total	$94,090.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,119,570.53

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	42
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,119,570.53
Servicing Fee	$145,749.97	$145,749.97	$0.00	$0.00	$12,973,820.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,973,820.56
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$12,973,820.56
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$12,973,820.56
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,973,820.56
Interest - Class A-4 Notes	$246,115.06	$246,115.06	$0.00	$0.00	$12,727,705.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,727,705.50
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$12,634,807.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,634,807.67
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$12,570,254.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,570,254.34
Regular Principal Payment	$11,553,351.87	$11,553,351.87	$0.00	$0.00	$1,016,902.47
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,016,902.47
Residual Released to Depositor	$0.00	$1,016,902.47	$0.00	$0.00	$0.00
Total		$13,119,570.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,553,351.87
Total					$11,553,351.87
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,553,351.87	$112.19	$246,115.06	$2.39	$11,799,466.93	$114.58
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$11,553,351.87	$10.98	$403,566.22	$0.38	$11,956,918.09	$11.36

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$87,378,127.00	0.8484961	$75,824,775.13	0.7363058
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$140,008,127.00	0.1330104	$128,454,775.13	0.1220345

Pool Information
Weighted Average APR	3.043%	3.036%
Weighted Average Remaining Term	23.92	23.14
Number of Receivables Outstanding	15,924	15,379
Pool Balance	$174,899,968.98	$162,222,078.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$161,060,872.50	$149,507,520.63
Pool Factor	0.1505813	0.1396662

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$12,714,558.13
Targeted Overcollateralization Amount	$33,767,303.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,767,303.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		24	$28,507.66
(Recoveries)		76	$37,356.63
Net Loss for Current Collection Period			$(8,848.97)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0607%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.2068%
Second Prior Collection Period			-0.2916%
Prior Collection Period			-0.0229%
Current Collection Period			-0.0630%
Four Month Average (Current and Prior Three Collection Periods)			-0.1461%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,258	$9,430,886.61
(Cumulative Recoveries)			$2,537,666.53
Cumulative Net Loss for All Collection Periods			$6,893,220.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5935%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,176.65
Average Net Loss for Receivables that have experienced a Realized Loss			$3,052.80

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.43%	152	$2,326,199.53
61-90 Days Delinquent	0.16%	17	$263,271.02
91-120 Days Delinquent	0.04%	3	$64,232.86
Over 120 Days Delinquent	0.21%	18	$344,781.37
Total Delinquent Receivables	1.85%	190	$2,998,484.78

Repossession Inventory:
Repossessed in the Current Collection Period		1	$14,063.06
Total Repossessed Inventory		2	$27,341.89

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2749%
Prior Collection Period			0.2826%
Current Collection Period			0.2471%
Three Month Average			0.2682%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4144%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	42

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	38	$512,513.33
2 Months Extended	41	$603,867.10
3+ Months Extended	12	$153,424.66

Total Receivables Extended:	91	$1,269,805.09

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer